Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information
Entity Registrant Name	FAIRFAX FINANCIAL HOLDINGS LTD/ CAN
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-31556
Entity Primary SIC Number	6331
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	95 Wellington Street West
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2N7
City Area Code	416
Local Phone Number	367-4941
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0000915191
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	271
Document Financial Statement Error Correction [Flag]	false
Fairfax subordinate voting shares
Document Information
Entity Common Stock, Shares Outstanding	22,254,478
Multiple voting shares
Document Information
Entity Common Stock, Shares Outstanding	1,548,000
Business Contact
Document Information
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	894-8700